FINANCIAL INSTRUMENTS - Disclosure of detailed information about classification of financial instruments (Details) - USD ($)	Dec. 31, 2020	May 31, 2020	Jun. 01, 2019
Financial assets
Cash	$ 5,299,904	$ 3,600,409	$ 3,529,414
Royalty, derivative royalty, and stream receivables	1,547,895	0
Other receivables	265,680	39,180
Fair value through profit or loss:
Derivative royalty asset	6,432,610	0
Marketable securities	43,984	27,603
Total financial assets	13,590,073	3,667,192
Financial liabilities
Trade and other payables	1,772,304	1,254,123
Loans payable	3,062,706	3,523,570	$ 2,146,124
Total financial liabilities	$ 4,835,010	$ 4,777,693